Property, plant and equipment, Consolidated (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Non-current assets [Abstract]
Property, plant and equipment	$ 241,102	$ 247,562	$ 15,935
Land [Member]
Non-current assets [Abstract]
Property, plant and equipment	1,803	1,836	403
Land [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	1,803	1,836
Buildings [Member]
Non-current assets [Abstract]
Property, plant and equipment	148,058	13,082	3,280
Buildings [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	153,100	13,768
Buildings [Member] | Accumulated Depreciation [Member]
Non-current assets [Abstract]
Property, plant and equipment	(5,042)	(686)
Plant and Equipment [Member]
Non-current assets [Abstract]
Property, plant and equipment	3,433	3,200	2,687
Plant and Equipment [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	4,145	3,564
Plant and Equipment [Member] | Accumulated Depreciation [Member]
Non-current assets [Abstract]
Property, plant and equipment	(712)	(364)
Mining Hardware [Member]
Non-current assets [Abstract]
Property, plant and equipment	73,381	163,147	3,921
Mining Hardware [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	115,024	171,120
Mining Hardware [Member] | Accumulated Depreciation [Member]
Non-current assets [Abstract]
Property, plant and equipment	(15,709)	(7,973)
Mining Hardware [Member] | Accumulated Impairment [Member]
Non-current assets [Abstract]
Property, plant and equipment	(25,934)	0
Development Assets [Member]
Non-current assets [Abstract]
Property, plant and equipment	14,427	66,297	$ 5,644
Development Assets [Member] | At Cost [Member]
Non-current assets [Abstract]
Property, plant and equipment	$ 14,427	$ 66,297